Stockholders' Equity (Details 2)	5 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at beginning of year
Shares, Outstanding at end of year	100,137
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at beginning of year	0
Shares, Assumed through Recapitalization	175,000
Shares, Employee Stock Options granted	100,137
Shares, Exercised	0
Shares, Expired and forfeited	0
Shares, Outstanding at end of year	275,137
Shares, Vested and expected to vest	275,137
Shares, Exercisable	175,000
Weighted-Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 0
Weighted-Average Exercise Price, Assumed through Recapitalization | $ / shares	0.17
Weighted-Average Exercise Price, Employee Stock Options granted | $ / shares	1.02
Weighted-Average Exercise Price, Exercised | $ / shares	0
Weighted-Average Exercise Price, Expired and forfeited | $ / shares	0
Weighted-Average Exercise Price, Outstanding at end of year | $ / shares	0.48
Weighted Average Exercise Price, Vested and expected to vest | $ / shares	0.48
Weighted-Average Exercise Price, Exercisable | $ / shares	$ 0.17
Weighted Average Remaining Contractual Life,, Assumed through Recapitalization	2 years 4 months 17 days
Weighted Average Remaining Contractual Life,, Employee Stock Options granted	9 years 11 months 26 days
Weighted Average Remaining Contractual Life,, Outstanding	5 years 1 month 24 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	5 years 1 month 24 days
Weighted Average Remaining Contractual Life,, Exercisable	2 years 4 months 17 days
Average Intrinsic Value, Outstanding at end of year | $	$ 157,000
Average Intrinsic Value, Vested and expected to vest | $	157,000
Average Intrinsic Value, Exercisable | $	$ 154,000